Leases - Disclosure of short-term and long-term portion of lease liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Short-term Portion of Lease Liability	$ 4,972	$ 3,950
Long-term Portion of Lease Liability	24,155	29,040
Total Lease Liability	$ 29,128	$ 32,990	$ 35,348